Commitments and Contingencies - Additional Information (Details) ¥ in Thousands	12 Months Ended
Dec. 31, 2025 CNY (¥)
Commitments and Contingencies Disclosure [Abstract]
Contractual expense	¥ 802
Contracts commitment, 2026	¥ 34